American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2021

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 0.3%
Textron, Inc.	18,382	1,283,247
Air Freight and Logistics — 0.8%
Expeditors International of Washington, Inc.	10,451	1,245,028
FedEx Corp.	13,443	2,947,915
		4,192,943
Automobiles — 1.2%
Tesla, Inc.(1)	7,514	5,826,957
Biotechnology — 3.6%
Exelixis, Inc.(1)	85,278	1,802,777
Horizon Therapeutics plc(1)	35,322	3,869,172
Moderna, Inc.(1)	12,468	4,798,434
Regeneron Pharmaceuticals, Inc.(1)	5,454	3,300,652
Vertex Pharmaceuticals, Inc.(1)	23,659	4,291,506
		18,062,541
Building Products — 1.0%
Allegion plc	18,728	2,475,467
Carlisle Cos., Inc.	13,860	2,755,229
		5,230,696
Capital Markets — 2.2%
Moody's Corp.	10,444	3,708,769
MSCI, Inc.	5,958	3,624,490
T. Rowe Price Group, Inc.	17,270	3,397,009
		10,730,268
Commercial Services and Supplies — 0.6%
Clean Harbors, Inc.(1)	16,689	1,733,487
Rollins, Inc.	42,110	1,487,746
		3,221,233
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	7,628	2,621,286
Construction and Engineering — 0.5%
EMCOR Group, Inc.	21,297	2,457,248
Containers and Packaging — 0.1%
Greif, Inc., Class A	10,433	673,972
Electrical Equipment — 0.5%
Atkore, Inc.(1)	13,527	1,175,767
Eaton Corp. plc	8,290	1,237,780
		2,413,547
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	22,093	3,629,659
Entertainment — 0.5%
Walt Disney Co. (The)(1)	14,545	2,460,578
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	13,013	5,847,391
Food Products — 0.6%
Darling Ingredients, Inc.(1)	43,239	3,108,884
Health Care Equipment and Supplies — 4.4%
Align Technology, Inc.(1)	3,800	2,528,634
Danaher Corp.	5,550	1,689,642

DexCom, Inc.(1)	4,652	2,543,993
Edwards Lifesciences Corp.(1)	28,639	3,242,221
IDEXX Laboratories, Inc.(1)	5,174	3,217,710
Intuitive Surgical, Inc.(1)	4,158	4,133,676
Stryker Corp.	16,379	4,319,470
		21,675,346
Health Care Providers and Services — 0.6%
Molina Healthcare, Inc.(1)	10,735	2,912,513
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	1,431	2,600,871
Darden Restaurants, Inc.	11,552	1,749,781
Domino's Pizza, Inc.	7,398	3,528,550
McDonald's Corp.	16,910	4,077,170
Starbucks Corp.	51,770	5,710,749
		17,667,121
Household Durables — 0.4%
Sonos, Inc.(1)	69,833	2,259,796
Interactive Media and Services — 10.4%
Alphabet, Inc., Class A(1)	12,027	32,154,425
Alphabet, Inc., Class C(1)	1,101	2,934,506
Facebook, Inc., Class A(1)	48,339	16,405,773
		51,494,704
Internet and Direct Marketing Retail — 5.9%
Amazon.com, Inc.(1)	8,031	26,382,156
Etsy, Inc.(1)	14,574	3,030,809
		29,412,965
IT Services — 6.8%
Accenture plc, Class A	20,265	6,483,179
EPAM Systems, Inc.(1)	3,131	1,786,173
Gartner, Inc.(1)	7,358	2,235,949
Mastercard, Inc., Class A	28,520	9,915,834
Perficient, Inc.(1)	26,189	3,030,067
Visa, Inc., Class A	47,176	10,508,454
		33,959,656
Leisure Products — 0.5%
YETI Holdings, Inc.(1)	26,921	2,306,860
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	10,512	1,655,956
Avantor, Inc.(1)	95,920	3,923,128
Charles River Laboratories International, Inc.(1)	4,096	1,690,296
		7,269,380
Machinery — 0.7%
AGCO Corp.	9,588	1,174,818
Crane Co.	14,224	1,348,577
Lincoln Electric Holdings, Inc.	9,526	1,226,854
		3,750,249
Media — 0.4%
Charter Communications, Inc., Class A(1)	2,879	2,094,645
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	33,729	2,069,949
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	13,025	3,906,588
Professional Services — 0.5%
TransUnion	21,770	2,444,989

Real Estate Management and Development — 0.2%
eXp World Holdings, Inc.	21,283	846,425
Road and Rail — 0.9%
Old Dominion Freight Line, Inc.	15,449	4,418,105
Semiconductors and Semiconductor Equipment — 9.8%
Advanced Micro Devices, Inc.(1)	53,676	5,523,260
Analog Devices, Inc.	16,679	2,793,399
Broadcom, Inc.	7,683	3,725,717
KLA Corp.	8,597	2,875,783
Lam Research Corp.	4,318	2,457,590
Monolithic Power Systems, Inc.	7,302	3,539,133
NVIDIA Corp.	75,008	15,538,657
QUALCOMM, Inc.	50,174	6,471,443
Semtech Corp.(1)	23,150	1,805,006
United Microelectronics Corp., ADR	130,505	1,491,672
Xilinx, Inc.	15,083	2,277,382
		48,499,042
Software — 18.7%
Adobe, Inc.(1)	14,889	8,571,895
Atlassian Corp. plc, Class A(1)	8,688	3,400,657
Autodesk, Inc.(1)	12,303	3,508,447
Fortinet, Inc.(1)	12,245	3,576,030
Intuit, Inc.	8,102	4,371,110
Microsoft Corp.	151,963	42,841,409
Palo Alto Networks, Inc.(1)	9,959	4,770,361
salesforce.com, Inc.(1)	15,251	4,136,376
ServiceNow, Inc.(1)	11,081	6,895,374
Synopsys, Inc.(1)	9,657	2,891,402
Workday, Inc., Class A(1)	14,725	3,679,630
Zscaler, Inc.(1)	14,984	3,929,104
		92,571,795
Specialty Retail — 5.7%
AutoZone, Inc.(1)	1,588	2,696,408
Dick's Sporting Goods, Inc.	19,419	2,325,814
Home Depot, Inc. (The)	26,027	8,543,623
Penske Automotive Group, Inc.	19,074	1,918,844
Ross Stores, Inc.	20,342	2,214,227
TJX Cos., Inc. (The)	71,780	4,736,044
Ulta Beauty, Inc.(1)	8,464	3,054,827
Williams-Sonoma, Inc.	15,011	2,661,901
		28,151,688
Technology Hardware, Storage and Peripherals — 9.7%
Apple, Inc.	304,444	43,078,826
Dell Technologies, Inc., Class C(1)	21,452	2,231,866
Pure Storage, Inc., Class A(1)	107,442	2,703,241
		48,013,933
Textiles, Apparel and Luxury Goods — 2.1%
Crocs, Inc.(1)	9,166	1,315,138
lululemon athletica, Inc.(1)	5,645	2,284,531
NIKE, Inc., Class B	45,836	6,656,762
		10,256,431
Trading Companies and Distributors — 0.5%
United Rentals, Inc.(1)	7,672	2,692,335
TOTAL COMMON STOCKS (Cost $313,627,925)		490,434,965

TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $699,727), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $685,788)		685,788
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $2,330,728), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $2,285,001)		2,285,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	797,654	797,654
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,768,442)		3,768,442
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $317,396,367)		494,203,407
OTHER ASSETS AND LIABILITIES — 0.4%		1,952,813
TOTAL NET ASSETS — 100.0%		$496,156,220

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	490,434,965	—	—
Temporary Cash Investments	797,654	2,970,788	—
	491,232,619	2,970,788	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.